Employee Benefits Expense - Summary of Employee Expenses (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
EMPLOYEE BENEFITS EXPENSE.
Wages and salaries	$ (141,118,974)	$ (129,759,535)	$ (117,220,406)
Post-employment benefit obligations expense	(1,394,294)	(1,099,554)	(2,132,231)
Social security and other contributions	(14,545,508)	(13,059,172)	(12,346,828)
Other employee expenses	(1,180,617)	(19,426,893)	(5,527,283)
Total	$ (158,239,393)	(163,345,154)	$ (137,226,748)
Expenses from restructuring provisions		$ 17,602,579